EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

14.   EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2018, 2019 and 2020 as follows:

	2018	2019	2020
	RMB	RMB	RMB

	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	1,252,319	532,318	1,097,276
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	61,318,292	65,049,597	67,101,601
Dilutive effect of share options	1,857,191	1,633,860	955,123
Denominator for diluted earnings per share	63,175,483	66,683,457	68,056,724
Basic earnings per share	20.42	8.18	16.35
Diluted earnings per share	19.82	7.98	16.12

The convertible senior notes were not included in the calculation of diluted earnings per share in 2018 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 888,548 in 2018, 1,730,427 in 2019 and 2,783,272 in 2020 from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they were considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.